FAIR VALUE MEASUREMENT (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
FAIR VALUE MEASUREMENT
NOTE 5 -	FAIR VALUE MEASUREMENT

Recurring Fair Value Measurements

The Group measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,025	$-	$-	$1,025
Auction Rate Securities	-	-	1,900	1,900
Total	1,025	-	1,900	2,925

Liabilities:
Derivatives	$-	$372	$-	$372

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$962	$-	$-	$962
Derivatives	-	100	-	100
Auction Rate Securities	-	-	1,950	1,950
Trust funds	583	-	-	583
Total	$1,545	$100	$1,950	$3,595

Consistent with the Company's investment policy guidelines, the ARS investments held by the Company all had AA credit ratings at the time of purchase.

The carrying amounts of financial instruments, include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate fair value because of their generally short maturities.

The fair values of long-term liabilities were estimated by discounting the future cash flows, using the rate currently available for liabilities of similar terms and maturity. The carrying amount of TAT's long-term liabilities approximates their fair value.

The following table includes a roll-forward of the amounts in the balance sheet for the years ended December 31, 2011 and 2010 (including the change in fair value) for auction rate securities classified within level 3 of the fair value hierarchy.

Balance as of January 1, 2010	$2,200

Other -than-temporary impairment loss	(200)
Realized	(50)

Balance as of December 31, 2010	1,950

Realized	(50)

Balance as of December 31, 2011	$1,900

Non-Recurring Fair Value Measurements

The following table presents the Group's assets measured at fair value on a non-recurring basis for the years ended December 31, 2011 and 2010:

		Fair value measurements using
	Year ended December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
Property and equipment (1)	$1,325	$-	$-	$1,325	$1,865
License for service center (1)	$-	$-	$-	$-	$1,100
Customer relationships (1)	$-	$-	$-	$-	$298

		Fair value measurements using
	Year ended December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
Goodwill (2)	$-	$-	$-	$-	$4,223
Customer relationships (3)	$-	$-	$-	$-	$481
Investment in affiliated company (4)	$4,449	$-	$-	$4,449	$1,813

(1)
During the year ended December 31, 2011, the Company reviewed the MRO services for Aviation Components' long lived assets for impairment by estimating the fair value of this segment's operations and the fair value of its specific long lived assets, and comparing those values to the carrying value of the assets. The Company concluded, based on this valuation, that certain fixed assets and intangible asset 'License for Service Center' amounting to $1,865 and $1,100, respectively at its MRO services for Aviation Components operating segment were impaired. In addition, due to management estimates of a continuing decline in sales levels in the OEM of Electric Motion Systems operating segment, resulting from the weakness in the Israeli defense market, the Company reviewed indications for impairment of certain identifiable assets in this segment. Accordingly, the Company reviewed these assets for impairment by estimating their fair value based on their net selling price and comparing those values to the carrying value of the assets.  As a result the Company concluded that the intangible asset 'Customer Relations' at its OEM of Electric Motion Systems operating segment in the amount of $298 was impaired.

Accordingly, the Company recorded a total of $3,263 impairment charges in the year ended December 31, 2011 to reflect the fair value of the long lived assets mention above.

(2)
During the year ended December 31, 2010, the Company performed its annual impairment test of goodwill. During this year, the Company encountered adverse changes in the business climate including a weak U.S. and global economy which resulted in a reduction in demand for the MRO services for aviation components. As a result of these factors, management revised its future cash flow expectations, which lowered the fair value estimates of a certain reporting unit. The Company determined under the first step of its annual test that the fair value of goodwill at its MRO services for aviation components reporting unit was less than the carrying value for this reporting unit. The Company recorded a $4,223 goodwill impairment charge (which was the entire remaining goodwill for the MRO services for aviation components reporting unit) in the third quarter of 2010, to reflect the implied fair value of goodwill for the MRO services for aviation components reporting unit. Calculating the fair value of the MRO services for aviation components reporting unit requires the input of significant estimates and assumptions, some of which are unobservable. The significant estimates and assumptions include business assumptions, historical gross profit, weighted average cost of capital, terminal growth rate.

(3)
The Company also reviewed its other intangible assets for impairment, in accordance with ASC 360. During the year ended December 31, 2010, the Company estimated the fair value of its other intangible assets using a discounted cash flow analysis and compared those values to the carrying value of the assets. The Company concluded, based on this comparison, that Customer relationship intangible asset was impaired at its MRO services reporting unit. The Company recorded a $481 impairment charge and wrote off this asset in the year ended December 31, 2010.

(4)
As of December 31, 2010, The Company recognized an impairment charge of $1,813 of its 37% then interest in FAvS' that was based on an appraisal performed by management with the assistance of an independent valuation. This valuation was done based on a discounted cash flow analysis, requiring the input of significant estimates and assumptions, some of which are unobservable.